FAIR VALUE MEASUREMENTS - Change In Fair Value Of Warrant Liability (Details) - Derivative Financial Instruments, Liabilities - Significant Other Unobservable Inputs (Level 3) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at December 31, 2021	$ 13,882,522	$ 0
Issuance of Public and Private Placement Warrants		55,407,948
Transfer of Public Warrants to Level 1	(7,149,933)	(17,500,000)
Change in fair value recognized in earnings	6,732,589	(24,025,426)
Warrant liabilities at December 31, 2022	$ 0	$ 13,882,522